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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities sold
                            Pursuant to rule 24f-2

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 1.     Name and address of issuer:

        Thrivent Mutual Funds 625 Fourth Avenue South Minneapolis, MN 55415
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 2.     Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
        classes):              [_]

        Thrivent Real Estate Securities Fund
        Thrivent Diversified Income Plus Fund
        Thrivent Equity Income Plus Fund

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 3.     Investment Company Act File Number: 811-5075

        Securities Act File Number: 33-12911

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 4(a).  Last day of fiscal year for which this notice is filed:

        12/31/2010
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 4(b).  [_]  Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

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 4(c).  [_]  Check box if this is the last time the issuer will be filing this
             Form.

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 5.     Calculation of registration fee:

        (i)     Aggregate sale price of
                securities sold during the
                fiscal year pursuant to Rule
                24f-2 (from Item 10):                            $70,043,144
                                                                 --------------
        (ii)    Aggregate price of
                securities redeemed or
                repurchased during the fiscal
                year:                            $39,670,212
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        (iii)   Aggregate price of
                securities redeemed or
                repurchased during any prior
                fiscal year ending no earlier
                than October 11, 1995, that
                were not previously used
                to reduce registration fees
                payable to the Commission:       $0
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        (iv)    Total available redemption
                credits [add Items 5(ii) and
                5(iii)]:                                         $39,670,212
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        (v)     Net sales - if Item 5(i) is
                greater than Item 5(iv)
                [subtract Item 5(iv) from
                Item 5(i)]:                                      $30,372,932
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        (vi)    Redemption credits available
                for use in future years - if
                Item 5(i) is less than Item
                5(iv)[subtract Item 5(iv)
                from Item 5(i)]:                 $0
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        (vii)   Multiplier for determining
                registration fee (See
                Instruction C.9):                            X   .0001161
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        (viii)  Registration fee due
                [multiply Item 5(v) by
                Item 5(vii)] (enter "0" if no
                fee is due):                                 =   $3,526.30
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 6. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)deducted here: ______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: ______.
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 7.     Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (see
        Instruction D):
                                                             +   $0
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 8.     Total of the amount of registration fee due plus any
        interest due [line 5(viii) plus line 7]
                                                             =   $3,526.30
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 9.     Date the registration fee and any interest payment
        was sent to the Commission's lockbox depository:         March 22, 2011

        CIK number designated to receive payment:                0000811869

                Method of Delivery:

                      [X] Wire Transfer
                      [_] Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title*)  /s/ John L. Sullivan
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                           John L. Sullivan
                           Assistant Secretary
                           Thrivent Mutual Funds


Date March 23, 2011

 * Please print the name and title of the signing officer below the signature.

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